Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (loss) per share
Schedule of earnings (loss) per share

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Profit (loss) attributable to equity holders of the Company	(11,720,334)	(4,793,564)	1,258,329
Weighted average number of ordinary shares outstanding*	1,210,979,609	1,224,576,751	1,222,224,578
Basic earnings (loss) per share (RMB)	(9.68)	(3.91)	1.03
*	Vested restricted shares and RSUs and vested share options with minimal exercise price are considered outstanding in the computation of basic earnings (loss) per share.

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Profit (loss) attributable to equity holders of the Company	(11,720,334)	(4,793,564)	1,258,329
Dilution effect arising from preferred shares issued by subsidiaries	(4,504,439)	—	(2,404)
Profit (loss) attributable to equity holders of the Company used as the numerator in calculating diluted earnings (loss) per share	(16,224,773)	(4,793,564)	1,255,925
Weighted average number of ordinary shares outstanding	1,210,979,609	1,224,576,751	1,222,224,578
Adjustments for the dilutive impact of share options, restricted shares and RSUs	—	—	22,883,296
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings (loss) per share	1,210,979,609	1,224,576,751	1,245,107,874
Diluted earnings (loss) per share (RMB)	(13.40)	(3.91)	1.01